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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 2000
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Check here if Amendment [ ]; Amendment Number:
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This Amendment (Check only one.): [ ] is a restatement.
                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Adams, Harkness & Hill, Inc.
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Address: Sixty State Street, Suite 1200
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Boston, MA 02109
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Form 13F File Number: 28-05469
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: J. Eric Anderson
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Title: Director of Compliance
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Phone: (617) 371-3900
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Signature, Place, and Date of Signing:

/s/ J. Eric Anderson                    Boston, MA                                                       5/15/2000
-------------------------------       ------------------------------------------------------       ----------------------
          [Signature]                                     [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
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Form 13F Information Table Entry Total: 91
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Form 13F Information Table Value Total: $239,754.9
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                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.     Form 13F File Number       Name   NONE
---------                             -------------------------------------------
           28-
           --------------------
[Repeat as necessary.]

                                                                    Value                        Other       Voting Authority
Name of Security                  Class             Cusip          (x1000)      Quantity        Managers    Sole    Shared    None

ADE CORPORATION                   Common Stock      00089C107      13499.2         613600                    Yes
ALKERMES INC.                     Common Stock      01642T108        203.5           2200                    Yes
ALLSCRIPTS                        Common Stock      019886100       3090.4          51400                    Yes
ALPHA INDUSTRIES                  Common Stock      020753109       2163.6          22775                    Yes
AMERICAN INT'L                    Common Stock      026874107         20.5          187.5                    Yes
AMERICAN MGMT SYS INC COM         Common Stock      027352103        112.8           2575                    Yes
AMERICAN MOBILE SATELLITE         Common Stock      02755R103       2100.0          87500                    Yes
AMERICAN PWR CONVERSION COM       Common Stock      029066107       1316.3          30700                    Yes
ASCENT PEDIATRICS                 Common Stock      04362X200        611.6       224969.1                    Yes
ASTROPOWER INC COM                Common Stock      04644A101       7066.7         218700                    Yes
BP AMOCO PLC SPONSORED ADR        ADR               055622104        347.2           6520                    Yes
BRISTOL-MYERS SQUIBB              Common Stock      110122108        363.8           6272                    Yes
CANYON RESOURCES CORP COM         Common Stock      138869102          0.5           2143                    Yes
CHAMPION INT'L CORP COM           Common Stock      158525105          5.3            100                    Yes
CHROMAVISION MED SYS INC          Common Stock      17111P104       2566.6         168300                    Yes
COGNEX CORP COM                   Common Stock      192422103         11.5            200                    Yes
CP CLARE CORP                     Common Stock      12615K107          7.2            850                    Yes
DENDRITE INTL INC.                Common Stock      248239105         20.9           1000                    Yes
DOT HILL SYSTEM CORP.             Common Stock      25848T109       2858.8         228700                    Yes
EATON VANCE CORP COM NON VTG      Common Stock      278265103      25480.2         593425                    Yes
EMERGE INTERACTIVE INC.           Common Stock      29088W103        411.8          13670                    Yes
EVERCEL INC.                      Common Stock      299759100       1711.9          83000                    Yes
FIRST FINL FD INC COM             Common Stock      320228109        390.6          50000                    Yes
GAIAM INC.                        Common Stock      36268Q103         35.0           2000                    Yes
GENERAL ELECTRIC CO               Common Stock      369604103        311.3           2000                    Yes
HEWLETT-PACKARD                   Common Stock      428236103        425.2           3200                    Yes
HI-RISE RECYCLING SYS INC COM     Common Stock      428396105       1021.0         473500                    Yes
INTEGRAL SYS INC MD COM           Common Stock      45810H107         90.0           2000                    Yes
INTEL CORP                        Common Stock      458140100        184.7           1400                    Yes
INTER TEL INC.                    Common Stock      458372109       5113.7         186800                    Yes
INTERNET CAPITAL GROUP            Common Stock      46059C106        148.1           1640                    Yes
INVESTORS FINANCIAL SERVICES C    Common Stock      461915100      13819.3         234722                    Yes
IONICS INC. COM                   Common Stock      462218108         25.6           1000                    Yes

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
J.P. MORGAN & CO                  Common Stock      616880100        105.4            800                    Yes
JOHNSON & JOHNSON COM             Common Stock      478160104         70.3           1000                    Yes
JUST FOR FEET                     Common Stock      48213P106          0.0           1550                    Yes
KINROSS GOLD CORP COM             Common Stock      496902107         26.9          17225                    Yes
LYCOS INC.                        Common Stock      550818108         55.9            796                    Yes
MACROMEDIA INC                    Common Stock      556100105         45.2            500                    Yes
MCKESSON HBOC INC.                Common Stock      58155Q103         86.9           4137                    Yes
MEDIALINK WORLDWIDE INC. COM      Common Stock      58445P105        245.7          37800                    Yes
MEDIMMUNE INC.                    Common Stock      584699102         87.1            500                    Yes
MEMC ELECTR MATLS INC COM         Common Stock      552715104        402.5          20000                    Yes
MGI PHARMA INC COM                Common Stock      552880106        161.3           4000                    Yes
MICRO COMPONENT TECH INC          Common Stock      59479Q100         17.9           1961                    Yes
MICROSOFT CORP COM                Common Stock      594918104        346.4           3260                    Yes
MOTOROLA INC                      Common Stock      620076109         29.2            200                    Yes
NASHUA CORPORATION                Common Stock      631226107          6.7            800                    Yes
NATURAL MICROSYSTEMS CORP         Common Stock      638882100        137.2           1600                    Yes
NBTY INC                          Common Stock      628782104        684.4          50000                    Yes
NETCENTIVES                       Common Stock      64108P101        627.0          20900                    Yes
NETOPTIX CORP                     Common Stock      363544107      70434.7         410100                    Yes
NOVELLUS SYSTEMS INC              Common Stock      670008101        397.5           7083                    Yes
NTN COMMUNICATIONS INC COM NEW    Common Stock      629410309        200.0          50000                    Yes
OAK TECHNOLOGY INC.               Common Stock      671802106       4847.2         251800                    Yes
ONESOURCE INFORMATION SERVICES    Common Stock      68272J106        854.7         103600                    Yes
OPTA FOOD INGREDIENTS INC.        Common Stock      68381N105        619.5         244750                    Yes
OSI PHARMACEUTICALS INC.          Common Stock      671040103       2113.8         108400                    Yes
PAC-WEST TELECOM INC              Common Stock      69371Y101         90.9           2910                    Yes
PARAMETRIC TECHNOLOGY CORP COM    Common Stock      699173100        122.2           5800                    Yes
PARTY CITY CORP                   Common Stock      702145103          4.4           2500                    Yes
PCD INC                           Common Stock      69318P106        530.3         101000                    Yes
PRICELINE.COM INC                 Common Stock      741503106       2896.0          36200                    Yes
PROCTOR & GAMBLE CO.              Common Stock      742718109        147.4           2608                    Yes
PROJECT SOFTWARE & DEV INC. CO    Common Stock      74339P101       7531.5         133300                    Yes
QLT PHOTOTHERAPEUTICS INC         Common Stock      746927102         44.2            800                    Yes
QUALCOMM INC COM                  Common Stock      747525103        418.1           2800                    Yes
RENAISSANCE WORLDWIDE INC.        Common Stock      75968A109        287.0          55000                    Yes
REXALL SUNDOWN INC                Common Stock      761648104        706.3          50000                    Yes

S1 CORPORATION                    Common Stock      78463B101       6409.4          74800                    Yes
SAFEGUARD SCIENTIFICS INC         Common Stock      786449108       8790.6         127400                    Yes
SAFETY 1ST INC.                   Common Stock      786475103       2807.7         269000                    Yes
SCANSCOURCE                       Common Stock      806037107        129.6           3650                    Yes
SLI INC                           Common Stock      78442T108       5593.0         329000                    Yes
STATE ST BOSTON CORP COM          Common Stock      857477103        106.6           1100                    Yes
TEXAS INSTRS INC. COM             Common Stock      882508104       4393.0          27456                    Yes
THERMO BIOANALYSIS CORP COM       Common Stock      88355H108          0.0           2500                    Yes
THERMO TRILOGY CORP               Common Stock      8836009A8        247.5          30000                    Yes
TIER TECHNOLOGY                   Class B           88650Q100        638.4         101138                    Yes
TIME WARNER                       Common Stock      887315109         20.0            200                    Yes
TWINLAB CORP.                     Common Stock      901774109        285.0          40000                    Yes
UNIROYAL TECHNOLOGY CORP.         Common Stock      909163107       4248.8          90400                    Yes
UNITED NATURAL FOODS, INC.        Common Stock      911163103       6471.0         431400                    Yes
UNUMPROVIDENT CORPORATION         Common Stock      91529Y106       1304.2          77000                    Yes
US INTERACTIVE INC                Common Stock      90334M109         34.7            970                    Yes
VESTAS WIND SYSTEMS A/S           Common Stock      995444890       3018.9           8300                    Yes
WAVE SYSTEMS CORP CL A            Common Stock      943526103       6965.1         174400                    Yes
WEBHIRE INC                       Common Stock      94768W104       1703.0         104000                    Yes
WHOLE FOODS MKT INC. COM          Common Stock      966837106       2637.5          63650                    Yes
YORK RES. CORP                    Common Stock      987048105        933.7         553300                    Yes
ZOLL MEDICAL CORP                 Common Stock      989922109       2101.3          41000                    Yes

                                                                  239754.9